Business combinations (Details) - EUR (€) € in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2018	Aug. 31, 2018	Apr. 30, 2018	Mar. 31, 2021	Mar. 31, 2019
Disclosure of detailed information about business combination [line items]
Gain on sale of associate					€ 6.0
Share of associate losses					(15.8)
LaudaMotion
Disclosure of detailed information about business combination [line items]
Ownership percentage	100.00%	50.10%	24.90%	24.90%
Put option remaining percentage		25.00%		25.00%
Revenue since acquisition					135.0
Operating loss since acquisition					173.0
Share of associate losses					16.0
Deferred tax credit relating to the recognition of a deferred tax asset in respect of Laudamotion post-acquisition losses		€ 43.0
Consideration:
Fair value of cash consideration					26.0
Fair value of put option for remaining of Lauda					6.0
Fair value of existing equity interest					6.0
Settlement of pre-existing loans					60.5
Total consideration			€ 15.0		98.5
Net assets acquired:
Intangible assets					99.6
Cash and cash equivalents					7.0
Trade receivables					38.5
Inventories					3.4
Property, plant and equipment					1.4
Other assets					0.1
Accrued expenses and other liabilities					(42.1)
Trade payables					(9.1)
Current tax					(0.3)
Total Net assets acquired					€ 98.5
Goodwill recognized on acquisition				€ 0.0
Contingent liabilities recognized on acquisition				€ 0.0
Minimum | LaudaMotion
Disclosure of detailed information about business combination [line items]
Ownership percentage		24.90%
Maximum | LaudaMotion
Disclosure of detailed information about business combination [line items]
Ownership percentage		75.00%